Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment
Schedule of property, plant and equipment

	Plant and	Other fixtures	Building	Assets under
DKK thousand	machinery	and fittings	improvements	construction
Cost at January 1, 2019	55,545	5,130	10,800	0
Transfer	0	27	(27)	0
Additions	3,419	7,630	3,918	14,001
Retirements	(1,811)	(286)	(918)	0
Cost at December 31, 2019	57,153	12,501	13,773	14,001

Accumulated depreciation at January 1, 2019	41,895	3,336	10,614	0
Transfer	0	27	(27)	0
Depreciation for the year	3,483	1,085	157	0
Retirements	(1,682)	(284)	(884)	0
Accumulated depreciation at December 31, 2019	43,696	4,164	9,860	0
Carrying amount at December 31, 2019	13,457	8,337	3,913	14,001

Depreciation for the financial year has been charged as:
Research and development expenses	3,483	926	134	0
Administrative expenses	0	159	23	0
Total	3,483	1,085	157	0

Cost at January 1, 2018	53,629	4,382	10,800	0
Adjustment to prior year	2,748	1,290	—	0
Retirements	(832)	(542)	—	0
Cost at December 31, 2018	55,545	5,130	10,800	0

Accumulated depreciation at January 1, 2018	38,774	3,429	10,496	0
Depreciation for the year	3,941	449	118	0
Retirements	(820)	(542)	—	0
Accumulated depreciation at December 31, 2018	41,895	3,336	10,614	0
Carrying amount at December 31, 2018	13,650	1,794	186	0

Depreciation for the financial year has been charged as:
Research and development expenses	3,941	382	100	0
Administrative expenses	—	67	18	0
Total	3,941	449	118	0